Subsequent Events (Details) - USD ($)				3 Months Ended	12 Months Ended
	May 21, 2026	Apr. 29, 2026	Apr. 28, 2026	Mar. 31, 2026	Dec. 31, 2024
Subsequent Events [Line Items]
Fair value of shares issued					$ 353,691
Promissory Note [Member] | Director [Member] | Notes Payable, Other Payables [Member]
Subsequent Events [Line Items]
Repaid amount		$ 10,000	$ 10,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)	6,924,700
Fair value of shares issued	$ 12,949,000
Price per share (in Dollars per share)	$ 1.87
Earn-Out Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)	6,924,700
Private Placement [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)				12,500
Price per share (in Dollars per share)				$ 1.6
Aggregate proceeds				$ 20,000